Note 16 - Impairment (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 100,873	$ 0	$ 5,506
Change in in-situ value used, percentage	15.00%
Change in mineral properties value, percentage	13.00%
Mining rights [member]
Statement Line Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 100,873	$ 0	$ 0
Mining, Eau Claire property [member] | Mining rights [member]
Statement Line Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	89,263
Committee Bay property [member] | Mining rights [member]
Statement Line Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 11,610